RELATED PARTY TRANSACTIONS (Due to Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Zhijian [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 5	$ 5
Xingyun [Member]
Related Party Transaction [Line Items]
Due to Related Parties		62
Revenue from Enterprise Mobility, Product, Transactions with Related Parties, Net	[1]	1,152	1,533	$ 5,362
Launcher [Member]
Related Party Transaction [Line Items]
Due to Related Parties			39
Yieryi [Member]
Related Party Transaction [Line Items]
Due to Related Parties		1,442
Wangnuo xingyun [Member]
Related Party Transaction [Line Items]
Due to Related Parties		729
Deposits by Related Party				$ 6,537
Revenue from Enterprise Mobility, Product, Transactions with Related Parties, Net		1,152	1,533
DoFun [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 650

[1]	In 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. The Group recognized US$1,533 and US$1,152 enterprise product revenue from Wangnuo Xingyun for the year ended December 31, 2015 and 2016, respectively.